Summary of significant accounting policies	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Summary of significant accounting policies

2. Summary of significant accounting policies

(a) Basis of preparation and principles of consolidation

The unaudited interim consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (U.S. GAAP) for interim financial information and the rules and regulations of the Securities and Exchange Commission for reporting on Form 10-Q. Accordingly, they do not include certain information and note disclosures required by generally accepted accounting principles for annual financial reporting and should be read in conjunction with the consolidated financial statements included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2017.

The unaudited interim consolidated financial statements reflect all adjustments that management considers necessary for a fair presentation of the results of operations for these periods. The results of operations for interim periods are not necessarily indicative of results for the full year.

The accompanying unaudited interim consolidated financial statements have been prepared on a consolidated basis and reflect the financial statements of Genpact Limited, a Bermuda company, and all of its subsidiaries that are more than 50% owned and controlled. When the Company does not have a controlling interest in an entity but exerts significant influence on the entity, the Company applies the equity method of accounting. All intercompany transactions and balances are eliminated in consolidation.

Non-controlling interest in subsidiaries that is redeemable outside of the Company’s control for cash or other assets is reflected in the mezzanine section between liabilities and equity in the consolidated balance sheets at the redeemable value, which approximates fair value. Redeemable non-controlling interest is adjusted to its fair value at each balance sheet date. Any resulting increases or decreases in the estimated redemption amount are affected by corresponding changes to additional paid in capital. The share of non-controlling interest in subsidiary earnings is reflected in net loss (income) attributable to redeemable non-controlling interest in the consolidated statements of income.

(b) Use of estimates

The preparation of consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements. Significant items subject to such estimates and assumptions include the useful lives of property, plant and equipment, intangibles and goodwill, revenue recognition, reserves for doubtful receivables, valuation allowances for deferred tax assets, the valuation of derivative financial instruments, measurements of stock-based compensation, assets and obligations related to employee benefits, determining the nature and timing of satisfaction of performance obligations, determining the standalone selling price of performance obligations, variable consideration, and other obligations for revenue recognition

2. Summary of significant accounting policies (Continued)

and income tax uncertainties and other contingencies. Management believes that the estimates used in the preparation of the consolidated financial statements are reasonable. Although these estimates are based upon management’s best knowledge of current events and actions, actual results could differ from these estimates. Any changes in estimates are adjusted prospectively in the Company’s consolidated financial statements.

(c) Business combinations, goodwill and other intangible assets

The Company accounts for its business combinations using the acquisition method of accounting in accordance with ASC 805, Business Combinations, by recognizing the identifiable tangible and intangible assets acquired and liabilities assumed, and any non-controlling interest in the acquired business, measured at their acquisition date fair values. Contingent consideration is included within the acquisition cost and is recognized at its fair value on the acquisition date. A liability resulting from contingent consideration is remeasured to fair value as of each reporting date until the contingency is resolved. Changes in fair value are recognized in earnings. All assets and liabilities of the acquired businesses, including goodwill, are assigned to reporting units. Acquisition-related costs are expensed as incurred under Selling, General and Administrative Expenses.

Goodwill represents the cost of acquired businesses in excess of the fair value of identifiable tangible and intangible net assets purchased. Goodwill is not amortized but is tested for impairment at least on an annual basis on December 31, based on a number of factors, including operating results, business plans and future cash flows. The Company performs an assessment of qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. Based on the assessment of events or circumstances, the Company performs a quantitative assessment of goodwill impairment if it determines that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If, based on the quantitative impairment analysis, the carrying value of the goodwill of a reporting unit exceeds the fair value of such goodwill, an impairment loss is recognized in an amount equal to the excess. In addition, the Company performs a qualitative assessment of goodwill impairment between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount. See Note 10 for information and related disclosures.

Intangible assets acquired individually or with a group of other assets or in a business combination and developed internally are carried at cost less accumulated amortization based on their estimated useful lives as follows:

Customer-related intangible assets	1-14 years
Marketing-related intangible assets	1-10 years
Other intangible assets	2-9 years

2. Summary of significant accounting policies (Continued)

Intangible assets acquired individually or with a group of other assets or in a business combination and developed internally are carried at cost less accumulated amortization based on their estimated useful lives as follows:

Customer-related intangible assets	1-14 years
Marketing-related intangible assets	1-10 years
Other intangible assets	2-9 years

Intangible assets are amortized over their estimated useful lives using a method of amortization that reflects the pattern in which the economic benefits of the intangible assets are consumed or otherwise realized.

In business combinations where the fair value of identifiable tangible and intangible net assets purchased exceeds the cost of the acquired business, the Company recognizes the resulting gain under “Other operating (income) expense, net” in the consolidated statements of income.

(d) Financial instruments and concentration of credit risk

Financial instruments that potentially subject the Company to concentration of credit risk are reflected principally in cash and cash equivalents, derivative financial instruments and accounts receivable. The Company places its cash and cash equivalents and derivative financial instruments with corporations and banks with high investment grade ratings, limits the amount of credit exposure with any one corporation or bank and conducts ongoing evaluations of the creditworthiness of the corporations and banks with which it does business. To reduce its credit risk on accounts receivable, the Company conducts ongoing credit evaluations of its clients. GE accounted for 11% and 10% of receivables as of December 31, 2017 and March 31, 2018, respectively. GE accounted for 11% and 8% of total revenue for the three months ended March 31, 2017 and 2018, respectively.

(e) Accounts receivable

Accounts receivable are recorded at the invoiced or to be invoiced amount and do not bear interest. Amounts collected on trade accounts receivable are included in net cash provided by operating activities in the consolidated statements of cash flows. The Company maintains an allowance for doubtful accounts for estimated losses inherent in its accounts receivable portfolio. In establishing the required allowance, management considers historical losses adjusted to take into account current market conditions and clients’ financial condition, the amount of receivables in dispute, and the current receivables’ aging and current payment patterns. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The Company does not have any off-balance-sheet credit exposure related to its clients.

(f) Changes in accounting policies

Except as described below, the Company has applied accounting policies consistently to all periods presented in these consolidated financial statements. The Company adopted Topic 606, Revenue from Contracts with Customers, effective January 1, 2018. As a result, the Company has changed its accounting policy for revenue recognition as detailed below. The Company applied Topic 606 using the modified retrospective method, which involves recognizing the cumulative effect of initially applying Topic 606 as an adjustment to the Company’s opening equity balance as of January 1, 2018. Therefore, comparative information has not been adjusted and continues to be reported under Topic 605. As a result of the Company’s adoption of this new standard, certain sales incentive programs meet the requirements for capitalization. Such costs are amortized over the period of expected benefit rather than expensed as incurred per the Company’s prior practice. The cumulative impact of the adoption of this standard resulted in an increase in retained earnings of $17,924 as of January 1, 2018 with a corresponding impact on contract cost assets of $23,227 and deferred tax liability of $5,303. As of January 1, 2018, contract assets and contract liabilities relating to the same customer contract amounting to $21,348 have been offset.

2. Summary of significant accounting policies (Continued)

Revenue Recognition

The Company derives its revenue primarily from business process outsourcing and information technology services, which primarily are provided on a time-and-material, transaction or fixed-price basis. The Company recognizes revenue when the promised services are delivered to customers for an amount that reflects the consideration to which the entity expects to be entitled in exchange for those services. Revenues from services rendered under time-and materials and transaction-based contracts are recognized as the services are provided. The Company’s fixed-price contracts include contracts for application development, maintenance and support services. Revenues from these contracts are recognized ratably over the term of the agreement. The Company accrues for revenue and unbilled receivables for the services rendered between the last billing date and the balance sheet date.

Customer contracts can also include incentive payments received for discrete benefits delivered or promised to be delivered to clients or service level agreements that could result in credits or refunds to the customer. Revenues relating to such arrangements are accounted for as variable consideration when the amount of revenue to be recognized can be estimated to the extent that it is probable that a significant reversal of any incremental revenue will not occur.

The Company has deferred revenue attributable to certain process transition activities, with respect to its customers where such activities do not represent separate performance obligation. Revenues relating to such transition activities are classified under contract liabilities and subsequently recognized ratably over the period in which the related services are performed. Costs relating to such transition activities are fulfillment costs which are directly related to the contract and result in generation or enhancement of resources and are expected to be recoverable under the contract and thereby classified as contract cost assets and are recognized ratably over the estimated expected period of benefit, under Cost of Revenue.

Revenues are reported net of value-added tax, business tax and applicable discounts and allowances. Reimbursements of out-of-pocket expenses received from clients have been included as part of revenues.

Revenue for performance obligations that are satisfied over time is recognized in accordance with the methods prescribed for measuring progress. The input (effort or cost expended) method has been used to measure progress towards completion as there is a direct relationship between input and productivity. Provisions for estimated losses, if any, on uncompleted contracts are recorded in the period in which such losses become probable based on the current contract estimates.

The Company enters into multiple-element revenue arrangements in which a client may purchase a combination of products or services. Revenue from multiple-element arrangements is recognized, for each element, based on allocation of the transaction price to each performance obligation on a relative standalone basis.

Certain contracts may include offerings such as sale of licenses, which may be perpetual or subscription based. Revenue from distinct perpetual licenses is recognized upfront at the point in time when the software is made available to the customer. Revenue from subscription based licenses is recognized as ratably over the subscription term.

All incremental and direct costs incurred for acquiring contracts, such as certain sales commission, are classified as contract cost asset. Such costs are amortized over the expected period of benefit and recorded under Selling, General and Administrative Expenses.

Other upfront fees paid to customers are classified as contract asset. Such costs are amortized over the expected period of benefit and recorded as an adjustment to the transaction price and reduced from revenue.

Timing of revenue recognition may differ from the timing of invoicing to customers. If payment is received in respect of services prior to the delivery of services, the payment is recognized as an advance from customers and classified as contract liabilities. Contract assets and contract liabilities relating to the same customer contract have been offset and presented on a net basis in the consolidated financial statements. See note 19 for information and related disclosures regarding contract balances.

2. Summary of significant accounting policies (Continued)

For a description of the Company’s revenue recognition accounting policy in effect before the Company’s adoption of ASC 606, see Note 3—“Summary of significant accounting policies” under Item 1 —“Financial Statements” and Part II, Item 7—“Management’s Discussion and Analysis of Financial Condition and Results of Operations”—“Critical Accounting Policies and Estimates” in the Company’s Annual Report on Form 10-K for the year ended December 31, 2017.

Significant judgements

The Company has contracts with customers which often include promises to transfer multiple products and services to the customer. Determining whether products and services are considered distinct performance obligations that should be accounted for separately versus together may require significant judgment.

Judgment is also required to determine the standalone selling price for each distinct performance obligation. In instances where the standalone selling price is not directly observable, it is determined using information that may include market conditions and other observable inputs.

Customer contracts can include incentive payments received for discrete benefits delivered to clients or service level agreements that could result in credits or refunds to the customer. Such amounts are estimated at contract inception and are adjusted at the end of each reporting period as additional information becomes available only to the extent that it is probable that a significant reversal of any incremental revenue will not occur.

Impacts on consolidated financial statements

The following tables summarize the impacts of adopting Topic 606 on the Company’s consolidated financial statements for the three months ended March 31, 2018.

Consolidated Balance sheet

As of March 31, 2018	As reported	Adjustments	Balances without adoption of Topic 606
Assets
Current assets
Cash and cash equivalents	$ 424,226		$ 424,226
Accounts receivable, net	703,066		703,066
Prepaid expenses and other current assets (a, c)	199,208	74,092	273,300
Total current assets	$ 1,326,500	74,092	$ 1,400,592

Property, plant and equipment, net	205,035		205,035
Deferred tax assets	81,734		81,734
Investment in equity affiliates	919		919
Intangible assets, net	125,781		125,781
Goodwill	1,337,051		1,337,051
Contract cost assets (a, b)	162,435	(162,435)	—
Other assets (a, c)	157,672	89,499	247,171
Total assets	$ 3,397,127	1,156	$ 3,398,283

Liabilities and equity
Current liabilities
Short-term borrowings	$ 275,000		$ 275,000
Current portion of long-term debt	39,237		39,237
Accounts payable	13,811		13,811
Income taxes payable	40,026		40,026
Accrued expenses and other current liabilities (c)	503,116	8,429	511,545
Total current liabilities	$ 871,190	8,429.00	$ 879,619

Long-term debt, less current portion	996,999		996,999
Deferred tax liabilities (b)	7,083	(5,303)	1,780
Other liabilities (c)	155,858	15,998	171,856
Total liabilities	$ 2,031,130	19,124	$ 2,050,254

Redeemable non-controlling interest	-		-
Shareholders' equity
Preferred shares, $0.01 par value, 250,000,000 authorized, none issued
Common shares, $0.01 par value, 500,000,000 authorized,
192,825,207 and 190,613,135 issued and outstanding as of
December 31, 2017 and March 31, 2018, respectively	1,903		1,903
Additional paid-in capital	1,422,897		1,422,897
Retained earnings (b)	321,916	(17,968)	303,948
Accumulated other comprehensive income (loss)	(380,719)		(380,719)
Total equity	$ 1,365,997	(17,968)	$ 1,348,029
Commitments and contingencies
Total liabilities, redeemable non-controlling interest and equity	$ 3,397,127	1,156	$ 3,398,283

(a) The Company has reclassified the deferred transition cost from “Prepaid expenses and other current assets” amounting to $65,663 and “Other assets” amounting to $73,501 to “Contract cost assets” amounting to $139,164 as a result of its adoption of ASC 606.               (b) The cumulative impact of the adoption of ASC 606 resulted in an increase of $23,227 in the contract cost asset related to sales incentive programs (excluding the effect of the current period – refer to note d to the table below) as of January 1, 2018 with a corresponding impact of $17,924 on retained earnings (excluding the effect of the current period – refer to note d to the table below) and on deferred tax liability of $5,303. (c) As a result of its adoption of ASC 606 the Company has offset (i) contract assets amounting to $8,429 under “Prepaid expenses and other current assets” against contract liabilities under “Accrued expenses and other current liabilities” related to the same customer contract and (ii) contract assets amounting to $15,998 under “Other assets” against contract liabilities under “Other liabilities” related to the same customer contract.

Consolidated Statement of Income

Three months ended March 31, 2018	As reported	Adjustments	Balances without adoption of Topic 606
Net revenues	$ 688,912		$ 688,912
Cost of revenue	444,324		444,324
Gross profit	$ 244,588	—	$ 244,588
Operating expenses:
Selling, general and administrative expenses (d)	171,109	44	171,153
Amortization of acquired intangible assets	9,936		9,936
Other operating (income) expense, net	(218)		(218)
Income from operations	$ 63,761	(44)	$ 63,717
Foreign exchange gains (losses), net	4,798		4,798
Interest income (expense), net	(8,100)		(8,100)
Other income (expense), net	15,550		15,550
Income before equity-method investment activity, net and income tax expense	$ 76,009	(44)	$ 75,965
Equity-method investment activity, net	—	—	—
Income before income tax expense	$ 76,009	(44)	$ 75,965
Income tax expense	12,075	—	12,075
Net income	$ 63,934	(44)	$ 63,890
Net loss attributable to non-controlling interest	761	—	761
Net income attributable to Genpact Limited shareholders	$ 64,695	(44)	$ 64,651

(d) During the three months ended March 31, 2018, the Company amortized $3,239 in contract costs related to obtaining a contract. Upon the adoption of ASC 606 the Company capitalized such costs in an amount of $3,283, resulting in a net adjustment of $44.

Consolidated Statement of Cash flow

Three months ended March 31, 2018	As reported	Adjustments	Balances without adoption of Topic 606
Operating activities
Net income attributable to Genpact Limited shareholders (e)	$ 64,695	(44)	$ 64,651
Net loss attributable to redeemable non-controlling interest	(761)		(761)
Net income (e)	$ 63,934	(44)	$ 63,890
Adjustments to reconcile net income to net cash used for operating activities:
Depreciation and amortization	15,836		15,836
Amortization of debt issuance costs	488		488
Amortization of acquired intangible assets	9,936		9,936
Reserve for doubtful receivables	(103)		(103)
Unrealized gain on revaluation of foreign currency asset/liability	(8,525)		(8,525)
Stock-based compensation expense	7,787		7,787
Deferred income taxes	(4,625)		(4,625)
Other net	(28)		(28)
Change in operating assets and liabilities:
Increase in accounts receivable	(6,025)		(6,025)
Increase in prepaid expenses, other current assets, contract cost assets and other assets (e, f)	(37,008)	(3,035)	(40,043)
Decrease in accounts payable	(1,224)		(1,224)
Decrease in accrued expenses, other current liabilities and other liabilities (f)	(77,734)	3,079	(74,655)
Decrease in income taxes payable	9,969		9,969
Net cash provided used for operating activities	$ (27,322)	—	$ (27,322)
Investing activities
Purchase of property, plant and equipment	(18,706)		(18,706)
Payment for internally generated intangible assets	(4,365)		(4,365)
Proceeds from sale of property, plant and equipment	144		144
Payment for redeemable non-controlling interest	(4,730)		(4,730)
Net cash used for investing activities	$ (27,657)	—	$ (27,657)
Financing activities
Repayment of capital lease obligations	(537)		(537)
Repayment of long-term debt	(10,000)		(10,000)
Proceeds from short-term borrowings	105,000		105,000
Proceeds from issuance of common shares under stock-based compensation plans	4,202		4,202
Payment for net settlement of stock-based awards	(13,284)		(13,284)
Payment of earn-out/deferred consideration	(1,476)		(1,476)
Dividend paid	(14,408)		(14,408)
Payment for stock purchased and retired	(95,984)		(95,984)
Payment for expenses related to stock purchase	(60)		(60)
Net cash used for financing activities	$ (26,547)	—	$ (26,547)
Effect of exchange rate changes	1,284		1,284
Net increase (decrease) in cash and cash equivalents	(81,526)		(81,526)
Cash and cash equivalents at the beginning of the period	504,468		504,468
Cash and cash equivalents at the end of the period	$ 424,226	—	$ 424,226

(e) During the three months ended March 31, 2018, the Company amortized $3,239 in contract costs related to obtaining a contract. Upon adoption of ASC 606 the Company capitalized such costs in an amount of $3,283, resulting in net adjustment of $44.                                        (f) Upon the adoption of ASC 606 the Company offset certain contract assets against contract liabilities related to the same contract in an amount of $3,079.

2. Summary of significant accounting policies (Continued)

(g) Recently issued and adopted accounting pronouncements

The authoritative bodies release standards and guidance which are assessed by management for impact on the Company’s consolidated financial statements.

The Company has adopted the following recently released accounting standards:

The Company adopted Topic 606, Revenue from Contracts with Customers, with a date of initial application of January 1, 2018 using the modified retrospective method. The cumulative impact of the adoption of this standard has been described in section (f) above.

In February 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2018-02, “Income Statement – Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income.” The new standard provides guidance to “allow a reclassification from accumulated other comprehensive income (“AOCI”) to retained earnings for stranded tax effects resulting from the Tax Cuts and Jobs Act.” The guidance is effective for fiscal years beginning after December 15, 2018, including interim periods within those years, and the guidance may be applied either in the period of adoption or retrospectively to each period (or periods) in which the effect of the change in the U.S. federal income tax rate in the Tax Cuts and Jobs Act is recognized. Early adoption is permitted. On January 1, 2018, the Company elected the early adoption of ASU 2018-02, which was adopted at the beginning of the period and no prior periods have been adjusted.

In addition, the Company has adopted the following recently released accounting standards. Adoption of these standards did not have a material impact on the Company’s consolidated results of operations, cash flows, financial position or disclosures:

Effective January 1, 2017, the Company adopted FASB ASU 2016-06, Derivatives and Hedging (Topic 815). The amendments in this update clarify the requirements for assessing whether contingent call (put) options that can accelerate the payment of principal on debt instruments are clearly and closely related to their debt hosts. An entity performing the assessment under the amendments in this update is required to assess the embedded call (put) options solely in accordance with a four-step decision sequence.

Effective January 1, 2018, the Company adopted FASB ASU 2017-01, “Business Combinations (Topic 805): Clarifying the Definition of a Business.” The new guidance revises the definition of a business. The definition of a business affects many areas of accounting (e.g., acquisitions, disposals, goodwill impairment, consolidation).

Effective January 1, 2018, the Company adopted FASB ASU 2016-16, “Intra-Entity Transfers of Assets Other Than Inventory.” The new guidance eliminates the exception for deferment of tax recognition until the transferred asset is sold to a third party or otherwise recovered through use for all intra-entity sales of assets other than inventory.

Effective January 1, 2018, the Company adopted FASB ASU 2017-07, “Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost.” The ASU requires entities to (1) disaggregate the current-service-cost component from the other components of net benefit cost (the “other components”) and present it with other current compensation costs for related employees in the income statement and (2) present the other components elsewhere in the income statement and outside of income from operations if that subtotal is presented. In addition, the

2. Summary of significant accounting policies (Continued)

ASU requires entities to disclose the income statement lines that contain the other components if they are not presented on appropriately described separate lines.

Effective January 1, 2017, the Company early adopted FASB ASU 2016-15, "Statement of Cash Flows: Classification of Certain Cash Receipts and Cash Payments." The new guidance is intended to reduce diversity in how certain transactions are classified in the statement of cash flows.

The following recently released accounting standards have not yet been adopted by the Company:

In February 2016, the FASB issued ASU No. 2016-02, “Leases.” The core principle of the ASU is that a lessee should recognize the assets and liabilities that arise from its leases other than those that meet the definition of a short-term lease. The ASU requires extensive qualitative and quantitative disclosures, including with respect to significant judgments made by management. Subsequently, the FASB issued ASU No. 2017-13, in September 2017, which amends and clarifies ASU 2016-02. The ASU will be effective for the Company beginning January 1, 2019, including interim periods in the fiscal year 2019. Early adoption is permitted. The Company expects to complete its assessment of adopting ASU No. 2016-02 in the third quarter of 2018. The Company continues to evaluate the impact of its pending adoption of ASU 2016-02 on its consolidated results of operations, cash flows, financial position and disclosures, and the Company’s preliminary assessments are subject to change.

In August 2017, the FASB issued ASU 2017-12, “Derivatives and Hedging.” The amendment expands an entity’s ability to hedge accounting to non-financial and financial risk components and requires changes in fair value of hedging instruments to be presented in the same income statement line as the hedged item. The ASU also amends the presentation and disclosure requirements for the effect of hedge accounting. The ASU must be adopted using a modified retrospective approach with a cumulative effect adjustment recorded to the opening balance of retained earnings as of the initial application date. The ASU is effective for the Company beginning January 1, 2019, including interim periods in the fiscal year 2019. Early adoption is permitted. The Company is in the process of assessing the impact of this ASU on its consolidated results of operations, cash flows, financial position and disclosures.

(h) Reclassification

Certain reclassifications have been made in the consolidated financial statements of prior periods to conform to the classification used in the current period. The impact of such reclassifications on the consolidated financial statements is not material.

2. Summary of significant accounting policies

(a) Basis of preparation and principles of consolidation

The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (U.S. GAAP). The accompanying consolidated financial statements reflect all adjustments that management considers necessary for a fair presentation of the results of operations for these periods.

The accompanying financial statements have been prepared on a consolidated basis and reflect the financial statements of Genpact Limited, a Bermuda company, and all of its subsidiaries that are more than 50% owned and controlled. When the Company does not have a controlling interest in an entity but exerts significant influence over the entity, the Company applies the equity method of accounting. All intercompany transactions and balances are eliminated in consolidation.

Non-controlling interest in subsidiaries that is redeemable outside of the Company’s control for cash or other assets is reflected in the mezzanine section between liabilities and equity in the consolidated balance sheets at the redeemable value, which approximates fair value. Redeemable non-controlling interest is adjusted to its fair value at each balance sheet date. Any resulting increases or decreases in the estimated redemption amount are affected by corresponding charges to additional paid-in capital. The share of non-controlling interest in subsidiary earnings is reflected in net loss (income) attributable to redeemable non-controlling interest in the consolidated statements of income.

(b) Use of estimates

The preparation of consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements.

2. Summary of significant accounting policies (Continued)

Significant items subject to such estimates and assumptions include the useful lives of property, plant and equipment, intangibles and goodwill, revenue recognition, reserves for doubtful receivables, valuation allowances for deferred tax assets, the valuation of derivative financial instruments, measurements of stock-based compensation, assets and obligations related to employee benefits, and income tax uncertainties and other contingencies. Management believes that the estimates used in the preparation of the consolidated financial statements are reasonable. Although these estimates are based upon management’s best knowledge of current events and actions, actual results could differ from these estimates. Any changes in estimates are adjusted prospectively in the Company’s consolidated financial statements.

(c) Revenue recognition

The Company derives its revenue primarily from business process outsourcing and information technology services, which are provided on a time-and-material, transaction or fixed-price basis. The Company recognizes revenue when persuasive evidence of an arrangement exists, the sales price is fixed or determinable, services have been rendered and collectability is reasonably assured. Revenues from services rendered under time-and-materials and transaction-based contracts are recognized as the services are provided. The Company’s fixed-price contracts include contracts for application development, maintenance and support services. Revenues from these contracts are recognized ratably over the term of the agreement. The Company accrues for revenue and unbilled receivables for the services rendered between the last billing date and the balance sheet date.

Customer contracts can also include incentive payments received for discrete benefits delivered to clients. Revenues relating to such incentive payments are recorded when the contingency is satisfied and the Company concludes the amounts are earned.

Revenue from fixed-price contracts for the development of software and related services is recognized in accordance with the percentage-of-completion method. Guidance has been drawn from Financial Accounting Standards Board (“FASB”) guidance on Software—Revenue Recognition to account for revenue from fixed-price arrangements for software development and related services in conformity with FASB guidance on Revenue Recognition—Construction—Type and Production-Type Contracts. The input (effort or cost expended) method has been used to measure progress towards completion as there is a direct relationship between input and productivity. Provisions for estimated losses, if any, on uncompleted contracts are recorded in the period in which such losses become probable based on the current contract estimates.

The Company has deferred the revenue and costs attributable to certain process transition activities with respect to its customers where such activities do not represent the culmination of a separate earnings process. Such revenue and costs are subsequently recognized ratably over the period in which the related services are performed. Further, the deferred costs are limited to the amount of the deferred revenues.

Revenues are reported net of value-added tax, business tax and applicable discounts and allowances. Reimbursements of out-of-pocket expenses received from clients have been included as part of revenues.

The Company enters into multiple-element revenue arrangements in which a client may purchase a combination of its services. Revenue from multiple-element arrangements is recognized, for each element, based on (1) the attainment of the delivery criterion; (2) its fair value, which is determined using the selling price hierarchy of vendor-specific objective evidence (“VSOE”) of fair value, third-party evidence or best estimated selling price, as applicable, and (3) its allocated selling price, which is based on the relative sales price method.

2. Summary of significant accounting policies (Continued)

(d) Accounts receivable

Accounts receivable are recorded at the invoiced or to be invoiced amount and do not bear interest. Amounts collected on trade accounts receivable are included in net cash provided by operating activities in the consolidated statements of cash flows. The Company maintains an allowance for doubtful accounts for estimated losses inherent in its accounts receivable portfolio. In establishing the required allowance, management considers historical losses adjusted to take into account current market conditions and clients’ financial conditions, the amount of receivables in dispute, and the current receivables’ aging and current payment patterns. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The Company does not have any off-balance-sheet credit exposure related to its clients.

(e) Cash and cash equivalents

Cash and cash equivalents consist of cash and bank balances and all highly liquid investments purchased with an original maturity of three months or less.

(f) Short-term investments

All liquid investments with an original maturity greater than 90 days but less than one year are considered to be short-term investments. Marketable short-term investments are classified and accounted for as available-for-sale investments. Available-for-sale investments are reported at fair value with changes in unrealized gains and losses recorded as a separate component of other comprehensive income (loss) until realized. Realized gains and losses on investments are determined based on the specific identification method and are included in “Other income (expense), net.” The Company does not hold these investments for speculative or trading purposes.

(g) Property, plant and equipment, net

Property, plant and equipment are stated at cost less accumulated depreciation and amortization. Expenditures for replacements and improvements are capitalized, whereas the costs of maintenance and repairs are charged to earnings as incurred. The Company depreciates and amortizes all property, plant and equipment using the straight-line method over the following estimated economic useful lives of the assets:

Years
Buildings	40
Furniture and fixtures	4
Computer equipment and servers	4
Plant, machinery and equipment	4
Computer software	4-7
Leasehold improvements	Lesser of lease period or 10 Years
Vehicles	3-4

The Company capitalizes certain computer software incurred in connection with developing or obtaining computer software for internal use when both the preliminary project stage is completed and it is probable that the software will be used as intended. Capitalized software costs include only (i) external direct costs of materials and services utilized in developing or obtaining computer software, (ii) compensation and related benefits for employees who are directly associated with the software project, and (iii) interest costs incurred while developing internal-use computer software.

2. Summary of significant accounting policies (Continued)

Capitalized software costs are included in property, plant and equipment on the Company’s balance sheet and amortized on a straight-line basis when placed into service over the estimated useful lives of the software.

Advances paid towards the acquisition of property, plant and equipment outstanding as of each balance sheet date and the cost of property, plant and equipment not put to use before such date are disclosed under “Capital work in progress.

(h) Business combinations, goodwill and other intangible assets

The Company accounts for its business combinations using the acquisition method of accounting in accordance with ASC 805, Business Combinations, by recognizing the identifiable tangible and intangible assets acquired and liabilities assumed, and any non-controlling interest in the acquired business, measured at their acquisition date fair values. Contingent consideration is included within the acquisition cost and is recognized at its fair value on the acquisition date. A liability resulting from contingent consideration is remeasured to fair value as of each reporting date until the contingency is resolved. Changes in fair value are recognized in earnings. All assets and liabilities of the acquired businesses, including goodwill, are assigned to reporting units. Acquisition-related costs are expensed as incurred under Selling, General and Administrative Expenses.

Goodwill represents the cost of acquired businesses in excess of the fair value of identifiable tangible and intangible net assets purchased. Goodwill is not amortized but is tested for impairment at least on an annual basis on December 31, based on a number of factors, including operating results, business plans and future cash flows. The Company performs an assessment of qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. Based on the assessment of events or circumstances, the Company performs a quantitative assessment of goodwill impairment if it determines that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If, based on the quantitative impairment analysis, the carrying value of the goodwill of a reporting unit exceeds the fair value of such goodwill, an impairment loss is recognized in an amount equal to the excess. In addition, the Company performs a qualitative assessment of goodwill impairment between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount. See Note 10 for information and related disclosures.

Intangible assets including technology acquired / developed individually or with a group of other assets or in a business combination are carried at cost less accumulated amortization based on their estimated useful lives as follows:

Customer-related intangible assets	1-14 years
Marketing-related intangible assets	1-10 years
Technology-related intangible assets	2-8 years
Other intangible assets	3-5 years

Intangible assets are amortized over their estimated useful lives using a method of amortization that reflects the pattern in which the economic benefits of the intangible assets are consumed or otherwise realized.

In business combinations, where the fair value of identifiable tangible and intangible net assets purchased exceeds the cost of the acquired business, the Company recognizes the resulting gain under “Other operating (income) expense, net” in the Consolidated Statements of Income.

2. Summary of significant accounting policies (Continued)

The Company also capitalizes certain software and technology development costs incurred in connection with developing or obtaining software or technology for sale/lease to customers when the initial design phase is completed and commercial and technological feasibility has been established. Any development cost incurred before technological feasibility is established is expensed as incurred as research and development costs. Technological feasibility is established upon completion of a detailed design program or, in its absence, completion of a working model. Capitalized software and technology costs include only (i) external direct costs of materials and services utilized in developing or obtaining software and technology and (ii) compensation and related benefits for employees who are directly associated with the project.

Costs incurred in connection with developing or obtaining software or technology for sale/lease to customers which are under development and not put to use are disclosed under “intangible under development.”

Capitalized software and technology costs are included in intangible assets under technology-related intangible assets on the Company’s balance sheet and amortized on a straight-line basis when placed into service over the estimated useful lives of the software and technology.

(i) Impairment of long-lived assets

Long-lived assets, including certain intangible assets, to be held and used are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. Such assets are required to be tested for impairment if the carrying amount of the assets is higher than the future undiscounted net cash flows expected to be generated from the assets. The impairment amount to be recognized is measured as the amount by which the carrying value of the assets exceeds their fair value. The Company determines fair value by using a discounted cash flow approach.

(j) Foreign currency

The Company’s consolidated financial statements are reported in U.S. dollars, the Company’s functional currency. The functional currency for the Company’s subsidiaries organized in Europe, other than the United Kingdom, the Czech Republic, Luxembourg and one subsidiary in Poland, is the euro, and the functional currencies of the Company’s subsidiaries organized in Brazil, China, Colombia, Guatemala, India, Israel, Japan, Morocco, South Africa, the Philippines, the United Kingdom, Poland, the Czech Republic, Hong Kong, Singapore, Australia, Canada and United Arab Emirates are their respective local currencies. The functional currency of all other Company subsidiaries is the U.S. dollar. The translation of the functional currencies of the Company’s subsidiaries into U.S. dollars is performed for balance sheet accounts using the exchange rates in effect as of the balance sheet date and for revenues and expense accounts using a monthly average exchange rate prevailing during the respective period. The gains or losses resulting from such translation are reported as currency translation adjustments under other comprehensive income (loss), net, under accumulated other comprehensive income (loss) as a separate component of equity.

Monetary assets and liabilities of each subsidiary denominated in currencies other than the subsidiary’s functional currency are translated into their respective functional currency at the rates of exchange prevailing on the balance sheet date. Transactions of each subsidiary in currencies other than the subsidiary’s functional currency are translated into the respective functional currencies at the average monthly exchange rate prevailing during the period of the transaction. The gains or losses resulting from foreign currency transactions are included in the consolidated statements of income.

2. Summary of significant accounting policies (Continued)

(k) Derivative instruments and hedging activities

In the normal course of business, the Company uses derivative financial instruments to manage fluctuations in foreign currency exchange rates and interest rate fluctuation. The Company purchases forward foreign exchange contracts to mitigate the risk of changes in foreign exchange rates on intercompany transactions and forecasted transactions denominated in foreign currencies and interest rate swaps to mitigate interest rate fluctuation risk on its indebtedness.

The Company recognizes derivative instruments and hedging activities as either assets or liabilities in its consolidated balance sheets and measures them at fair value. Gains and losses resulting from changes in fair value are accounted for depending on the use of the derivative and whether it is designated and qualifies for hedge accounting. Changes in the fair values of derivatives designated as cash flow hedges are deferred and recorded as a component of other comprehensive income (loss) reported under accumulated other comprehensive income (loss) until the hedged transactions occur and are then recognized in the consolidated statements of income along with the underlying hedged item and disclosed as part of “Total net revenues,” “Cost of revenue,” “Selling, general and administrative expenses,” and “Interest expense,” as applicable. Changes in the fair value of derivatives not designated as hedging instruments and the ineffective portion of derivatives designated as cash flow hedges are recognized in the consolidated statements of income and are included in foreign exchange gains (losses), net, and other income (expense), net, respectively.

With respect to derivatives designated as hedges, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk management objectives and strategy for undertaking various hedge transactions. The Company also formally assesses, both at the inception of the hedge and on a quarterly basis, whether each derivative is highly effective in offsetting changes in fair values or cash flows of the hedged item. If it is determined that a derivative or portion thereof is not highly effective as a hedge, or if a derivative ceases to be a highly effective hedge, the Company will prospectively discontinue hedge accounting with respect to that derivative.

In all situations in which hedge accounting is discontinued and the derivative is retained, the Company continues to carry the derivative at its fair value on the balance sheet and recognizes any subsequent change in its fair value in the consolidated statements of income. When it is probable that a forecasted transaction will not occur, the Company discontinues hedge accounting and recognizes immediately, in foreign exchange gains (losses), net in the consolidated statements of income, the gains and losses attributable to such derivative that were accumulated in other comprehensive income (loss).

(l) Income taxes

The Company accounts for income taxes using the asset and liability method of accounting for income taxes. Under this method, income tax expense is recognized for the amount of taxes payable or refundable for the current year. In addition, deferred tax assets and liabilities are recognized for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their tax bases and all operating loss and tax credit carry forwards, if any. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates or tax status is recognized in the statement of income in the period that includes the enactment date or the filing or approval date of the tax status change. Deferred tax assets are reduced by a valuation allowance if, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

2. Summary of significant accounting policies (Continued)

The Company applies a two-step approach for recognizing and measuring the benefit of tax positions. The first step is to evaluate the tax position for recognition by determining, based on the technical merits, that the position will more likely than not be sustained upon examination. The second step is to measure the tax benefit as the largest amount of the tax benefit that is greater than 50 percent likely of being realized upon settlement. The Company includes interest and penalties related to unrecognized tax benefits within income tax expense.

(m) Employee benefit plans

Contributions to defined contribution plans are charged to consolidated statements of income in the period in which services are rendered by the covered employees. Current service costs for defined benefit plans are accrued in the period to which they relate. The liability in respect of defined benefit plans is calculated annually by the Company using the projected unit credit method. Prior service cost, if any, resulting from an amendment to a plan is recognized and amortized over the remaining period of service of the covered employees. The Company recognizes its liabilities for compensated absences dependent on whether the obligation is attributable to employee services already rendered, relates to rights that vest or accumulate and payment is probable and estimable.

The Company records annual amounts relating to its defined benefit plans based on calculations that incorporate various actuarial and other assumptions, including discount rates, mortality, assumed rates of return, compensation increases and turnover rates. The Company reviews its assumptions on an annual basis or quarterly basis and makes modifications to the assumptions based on current rates and trends when it is appropriate to do so. The effect of modifications to those assumptions is recorded in other comprehensive income (loss) and amortized to net periodic cost over future periods using the corridor method. The Company believes that the assumptions utilized in recording its obligations under its plans are reasonable based on its experience and market conditions.

(n) Stock-based compensation

The Company recognizes and measures compensation expense for all stock-based awards based on the grant date fair value. For option awards, grant date fair value is determined under the option-pricing model (Black-Scholes-Merton) and for awards other than option awards, grant date fair value is determined on the basis of the fair market value of a Company common share on the date of grant of such awards. The Company recognizes compensation expense for stock-based awards net of estimated forfeitures. Stock-based compensation recognized in the consolidated statements of income for the years ended December 31, 2015, 2016 and 2017 is based on awards ultimately expected to vest. As a result, the expense has been reduced for estimated forfeitures. Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from such estimates.

(o) Accelerated Share Repurchase

The Company entered into an accelerated share repurchase (“ASR”) agreement with a third-party financial institution to repurchase shares of the Company’s common stock. Under the ASR agreement, the Company paid a specified amount to the financial institution and received an initial delivery of shares. Upon an interim delivery and settlement of the ASR agreement, the financial institution delivered additional shares, with the final number of shares delivered determined with reference to the volume-weighted average price of the Company’s common stock over the term of the agreement, less an agreed-upon discount. The transactions are accounted for as equity transactions. All repurchased shares are retired. When the shares are received, there is an immediate reduction in the weighted-average common shares calculation for basic and diluted earnings per share.

2. Summary of significant accounting policies (Continued)

(p)  Government incentives

The Company recognizes incentives in the consolidated statement of income to match them with the expenditures for which they are intended to compensate. Incentives are recognized in the income statement when there is reasonable assurance that the Company will comply with the conditions for their receipt and a reasonable expectation that the funds will be received. In certain circumstances, the receipt of an incentive may not be subject to any condition or requirement to incur further costs, in which case the incentive is recognized in the income statement for the period in which it becomes receivable. In the event that it becomes likely that the Company will be required to repay an incentive that has already been recognized, the Company makes a provision for the estimated liability.

(q) Financial instruments and concentration of credit risk

Financial instruments that potentially subject the Company to concentration of credit risk are reflected principally in cash and cash equivalents, derivative financial instruments and accounts receivable. The Company places its cash and cash equivalents and derivative financial instruments with corporations and banks with high investment grade ratings, limits the amount of credit exposure with any one corporation or bank and conducts ongoing evaluations of the creditworthiness of the corporations and banks with which it does business. To reduce its credit risk on accounts receivable, the Company conducts ongoing credit evaluations of its clients. GE accounted for 15% and 11% of the Company’s receivables as of December 31, 2016 and 2017, respectively. GE accounted for 19%, 14% and 10% of the Company’s revenues in the years ended December 31, 2015, 2016 and 2017, respectively.

(r) Earnings (loss) per share

Basic earnings per share is computed using the weighted average number of common shares outstanding during the period. Diluted earnings per share is computed using the weighted average number of common and dilutive common equivalent shares outstanding during the period. For the purposes of calculating diluted earnings per share, the treasury stock method is used for stock-based awards except where the results would be anti-dilutive.

(s) Commitments and contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines and penalties, and other sources are recorded when it is probable that a liability has been incurred and the amount of the assessment and/or remediation can be reasonably estimated. Legal costs incurred in connection with such liabilities are expensed as incurred.

(t) Recently issued accounting pronouncements

The authoritative bodies release standards and guidance which are assessed by management for impact on the company’s consolidated financial statements.

The following recently released accounting standard has been adopted by the Company:

In March 2016, the FASB issued ASU 2016-09, Compensation—Stock Compensation (Topic 718): Improvement to Employee Share-Based Payment Accounting. The new standard contains several amendments that will simplify the accounting for employee share-based payment transactions, including the accounting for income taxes, forfeitures, statutory tax withholding requirements, classification of awards as either equity or liabilities, and classification on the statement of cash flows. The changes in the new standard eliminate the requirement for excess tax benefits to be recognized in additional paid-in capital and tax deficiencies recognized either in income tax expense or in additional paid-in capital. In the quarter ended December 31, 2016, the Company elected to early adopt ASU 2016-09 effective January 1, 2016 and applied ASU 2016-09 using a modified retrospective approach. The treatment of forfeitures has not changed as the Company is electing to continue its current process of estimating the number of forfeitures. With the early adoption of ASU 2016-09, the Company has elected to present the cash flow statement on a prospective transition method and no prior periods have been adjusted.

2. Summary of significant accounting policies (Continued)

In addition, the following recently released accounting standards have been adopted by the Company. Adoption of these standards did not have a material impact on the Company’s consolidated results of operations, cash flows, financial position or disclosures:

Effective January 1, 2016, the Company adopted FASB ASU 2015-01 (Topic 225): Simplifying Income Statement Presentation by Eliminating the Concept of Extraordinary Items (“ASU 2015-01”). Such items are defined as transactions or events that are both unusual in nature and infrequent in occurrence, and, currently, are required to be presented separately in the income statement, net of income tax, after income from continuing operations. The changes eliminate the concept of an extraordinary item and, therefore, the presentation of such items will no longer be required. Notwithstanding this change, the Company will still be required to present and disclose a transaction or event that is both unusual in nature and infrequent in occurrence in the notes to the consolidated financial statements.

Effective January 1, 2016, the Company adopted FASB ASU 2015-16 (Topic 805), Business Combinations (“ASU 2015-16”), which eliminates the requirement for an acquirer in a business combination to account for measurement-period adjustments retrospectively. The guidance requires that the acquirer shall recognize adjustments to provisional amounts that are identified during the measurement period in the reporting period in which the adjustment amounts are determined.

Effective January 1, 2016, the Company adopted FASB ASU 2015-02. In February 2015, the FASB issued ASU No. 2015-02, Amendment to the Consolidation Analysis, which specifies changes to the analysis that an entity must perform to determine whether it should consolidate certain types of legal entities. These changes (i) modify the evaluation of whether limited partnerships and similar legal entities are variable interest entities or voting interest entities, (ii) eliminate the presumption that a general partner should consolidate a limited partnership, (iii) affect the consolidation analysis of reporting entities that are involved with variable interest entities, particularly those that have fee arrangements and related party relationships, and (iv) provide a scope exception from consolidation guidance for reporting entities with interests in legal entities that are required to comply with or operate in accordance with requirements that are similar to those in Rule 2a-7 of the Investment Company Act of 1940 for registered money market funds.

Effective January 1, 2017, the Company adopted FASB ASU 2016-06, Derivatives and Hedging (Topic 815). The amendments in this update clarify the requirements for assessing whether contingent call (put) options that can accelerate the payment of principal on debt instruments are clearly and closely related to their debt hosts. An entity performing the assessment under the amendments in this update is required to assess the embedded call (put) options solely in accordance with a four-step decision sequence.

2. Summary of significant accounting policies (Continued)

The following recently released accounting standards have not yet been adopted by the Company:

In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers, which will replace most existing revenue recognition guidance in U.S. GAAP. The core principle of the ASU is that an entity should recognize revenue for the transfer of goods or services equal to the amount that it expects to be entitled to receive for those goods or services. The ASU requires additional disclosure about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, including significant judgments and changes in judgments. Subsequently, the FASB issued ASU No. 2017-13, in September 2017, ASU No. 2016-08, “Principal versus Agent Considerations (Reporting Gross versus Net),” in March 2016, ASU No. 2016-10, “Identifying performance obligations and licensing,” in April 2016, and ASU 2016-20 “Technical Corrections and Improvements to Topic 606, Revenue from Contracts with Customers” in December 2016, which amend and clarify ASU 2014-09. These ASUs will be effective for the Company beginning January 1, 2018, including interim periods in the fiscal year 2018, and allow for both retrospective and prospective adoption. The Company has performed an assessment of the impact of the ASU and developed a transition plan, including necessary changes to policies, processes, and internal controls as well as system enhancements to generate the information necessary for the new disclosures. The implementation plan is on schedule for adoption on January 1, 2018 and the Company will apply the cumulative effect method as its transition approach. The Company expects revenue recognition across the portfolio of services to remain largely unchanged, however there will be an impact on the timing of recognition of certain contract costs, which will now be amortized over the contract period rather than expensed as incurred. Based on the analysis completed to date, the Company does not currently expect that the ASU will have a material impact on consolidated revenue in its Consolidated Financial Statements.

In February 2016, the FASB issued ASU No. 2016-02, “Leases.” The core principle of the ASU is that a lessee should recognize the assets and liabilities that arise from its leases other than those that meet the definition of a short-term lease. The ASU requires extensive qualitative and quantitative disclosures, including with respect to significant judgments made by management. Subsequently, the FASB issued ASU No. 2017-13, in September 2017 and ASU No. 2018-01, in January 2018, which amends and clarifies ASU 2016-02. The ASU will be effective for the Company beginning January 1, 2019, including interim periods in the fiscal year 2019. Early adoption is permitted. The Company is in the process of determining the method of adoption and assessing the impact of this ASU on its consolidated results of operations, cash flows, financial position and disclosures.

In October 2016, the FASB issued ASU 2016-16, “Intra-Entity Transfers of Assets Other Than Inventory.” The new guidance eliminates the exception for deferment of tax recognition until the transferred asset is sold to a third party or otherwise recovered through use for all intra-entity sales of assets other than inventory. The ASU is effective for the Company beginning January 1, 2018, including interim periods in the fiscal year 2018. Early adoption is permitted. The Company does not expect the adoption of this update to have a material impact on its consolidated results of operations, cash flows, financial position or disclosures.

In January 2017, the FASB issued ASU 2017-01, “Business Combinations (Topic 805): Clarifying the Definition of a Business.” The new guidance revises the definition of a business. The definition of a business affects many areas of accounting (e.g., acquisitions, disposals, goodwill impairment, consolidation). The ASU is effective for the Company beginning January 1, 2018, including interim periods in the fiscal year 2018. Early adoption is permitted. The Company adopted this ASU on the effective date and will apply the guidance prospectively. The Company does not expect the adoption of this update to have a material impact on its consolidated results of operations, cash flows, financial position or disclosures.

2. Summary of significant accounting policies (Continued)

In March 2017, the FASB issued ASU 2017-07, “Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost.” The ASU requires entities to (1) disaggregate the current-service-cost component from the other components of net benefit cost (the “other components”) and present it with other current compensation costs for related employees in the income statement and (2) present the other components elsewhere in the income statement and outside of income from operations if that subtotal is presented. In addition, the ASU requires entities to disclose the income statement lines that contain the other components if they are not presented on appropriately described separate lines. The ASU is effective for the Company beginning January 1, 2018, including interim periods in the fiscal year 2018. The Company adopted this ASU on the effective date and does not expect the adoption of this update to have a material impact on its consolidated results of operations, cash flows, financial position or disclosures.

In August 2017, the FASB issued ASU 2017-12, “Derivatives and Hedging.” The amendment expands an entity’s ability to hedge accounting to nonfinancial and financial risk components and requires changes in fair value of hedging instruments to be presented in the same income statement line as the hedged item. The ASU also amends the presentation and disclosure requirements for the effect of hedge accounting. The ASU must be adopted using a modified retrospective approach with a cumulative effect adjustment recorded to the opening balance of retained earnings as of the initial application date. The ASU is effective for the Company beginning January 1, 2019, including interim periods in the fiscal year 2019. Early adoption is permitted. The Company is in the process of assessing the impact of this ASU on its consolidated results of operations, cash flows, financial position and disclosures.

In February 2018, the FASB issued ASU 2018-02, “Income Statement—Reporting Comprehensive Income.” The amendments allow a reclassification from accumulated other comprehensive income to retained earnings for stranded tax effects resulting from the Tax Cuts and Jobs Act. The amendments in this Update also require certain disclosures about stranded tax effects. The ASU should be applied either in the period of adoption or retrospectively to each period (or periods) in which the effect of the change in the U.S. federal corporate income tax rate in the Tax Cuts and Jobs Act was recognized. The ASU is effective for the Company beginning January 1, 2019, including interim periods in the fiscal year 2019. Early adoption is permitted. The Company is in the process of assessing the impact of this ASU on its consolidated results of operations, cash flows, financial position and disclosures. There was no adoption of the provision of ASU 2018-02 in the Financial Statements for the year ended December 31, 2017.

(v) Reclassification

Certain reclassifications have been made in the consolidated financial statements of prior periods to conform to the classification used in the current period. The impact of such reclassifications on the consolidated financial statements is not material.